Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Schedule of the Expected Repayment Amount of the Debt Obligations

The expected repayment amount of the debt obligations are as follows:

	1 – 12 months	13 – 24 months	25 – 36 months	37 – 48 months	49 – 60 months and beyond	Total
	(RMB in thousands)
Funding debts obligations
Liabilities to other funding partners	4,685,935	825,814	—	—	—	5,511,749
Interest payments (i)	270,186	14,529	—	—	—	284,715
Total funding debts obligations	4,956,121	840,343	—	—	—	5,796,464
Short–term borrowings	1,827,063	—	—	—	—	1,827,063
Interest payments (i)	39,255	—	—	—	—	39,255
Total short–term borrowings obligations	1,866,318	—	—	—	—	1,866,318
Convertible notes	—	—	—	—	1,957,470	1,957,470
Interest payments (i)	39,149	39,149	39,149	39,149	76,668	233,264
Total convertible notes obligations	39,149	39,149	39,149	39,149	2,034,138	2,190,734
Commitment to purchase delinquent loans (ii)	785,177	—	—	—	—	785,177
Total purchase obligations	785,177	—	—	—	—	785,177
(i)	Interest payments with variable interest rates are calculated using the interest rate as of December 31, 2020.
(ii)

With respect to the arrangements with certain Institutional Funding Partners, the Group is required to purchase the off-balance sheet loans funded by those Institutional Funding Partners when the loans become delinquent for a certain period of time consecutively or cumulatively. Commitment to purchase delinquent loans represents the Group’s noncancelable obligations to purchase those delinquent loans which is yet to be sold by those Institutional Funding Partners as of December 31, 2020.